Share Capital (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 23, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Jun. 30, 2023 ₪ / shares
Share Capital (Details) [Line Items]
Exercised shares	186,000
Shares return value | $	$ 744			$ 1,700
Ordinary share price | ₪ / shares					₪ 1.5
Fair value of options granted | $		$ 505	$ 3,511
Warrant [Member]
Share Capital (Details) [Line Items]
Exercised shares	186,000			425,000
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Exercised shares				425,000